LOANS RECEIVABLE FROM RELATED PARTIES	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
LOANS RECEIVABLE FROM RELATED PARTIES

NOTE 3 – LOANS RECEIVABLE FROM RELATED PARTIES

Loans receivable from related parties consist of the following at March 31, 2011 and June 30, 2011:

	March 31, 2012	June 30, 2011
Loan to Catalyst Resource Group	1,332	100
Loan to Catthai Corp.	2,700	100
Loan to Provimex	2,000
Total	$6,032	$200